Employee Benefit Plans (Underlying Plan Assets) (Details) - CAD ($) $ in Millions	Aug. 31, 2019	Aug. 31, 2018
Disclosure of fair value of plan assets [line items]
Underlying plan assets	$ 436	$ 436
SERP [Member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	206
Fixed income securities	72
Equity securities - Canadian	43
Equity securities - Foreign	96
Underlying plan assets	417
ERP [Member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	14
Fixed income securities	2
Equity securities - Canadian	1
Equity securities - Foreign	2
Underlying plan assets	$ 19